Insurance and reinsurance - Summary of Insurance Contracts by Measurement Components Using the GMM or VFA (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Contractual service margin related to contracts that existed at transition date to which fair value approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Contractual service margin initially recognized	$ 2,600	$ 2,700
Contractual service margin [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	89	109
VFA [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance segregated fund contract liabilities	3,375	2,632
Segregated fund insurance contracts [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Fair value of underlying items with direct participation features	$ 3,378	$ 2,708